Earnings per share - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended			12 Months Ended			6 Months Ended
	Jul. 15, 2009	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Own Share Lending Agreement	Dec. 31, 2010 Own Share Lending Agreement	Dec. 31, 2009 Own Share Lending Agreement	Jul. 15, 2009 Acquisition of 25% of Ocean rig UDW capital stock
Common stock shares issued			432,654,477	424,762,244		10,000,000	26,100,000
Treasury Stock, Shares, Acquired					21,000,000
Issuance of preferred stock, shares								52,238,806
Stock Issued During Period Value Acquisitions								$ 280,000
Conversion of Stock, Shares Converted		6,532,979
Stock Issued During Period Shares Conversion Of Convertibl Securities		5,123,905
Number of common shares converted from preferred shares		40,971,612
Preferred Stock, Dividend Rate, Percentage								6.75%
Sale Of Subsidiary Common Stock Percentage	25.00%